Allowance For Loan Losses (Changes in Allowance for Loan Losses) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		¥ 451,247	¥ 520,259
Provision (credit) for loan losses		569	3,030
Charge-offs		(15,160)	(67,219)
Recoveries		15,741	9,742
Net charge-offs		581	(57,477)
Others	[1]	(15,217)	(774)
Balance at end of fiscal year		437,180	465,038
Allowance for loan losses of which individually evaluated for impairment		241,053		¥ 238,941
Allowance for loan losses of which collectively evaluated for impairment		196,127		212,306
Loans	[2]	76,532,216		77,722,525
Loans of which individually evaluated for impairment	[2]	684,784		722,097
Loans of which collectively evaluated for impairment	[2]	75,847,432		77,000,428
Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		367,739	423,177
Provision (credit) for loan losses		9,123	6,878
Charge-offs		(10,332)	(59,795)
Recoveries		8,877	7,733
Net charge-offs		(1,455)	(52,062)
Others	[1]	(10,404)	(971)
Balance at end of fiscal year		365,003	377,022
Allowance for loan losses of which individually evaluated for impairment		226,809		222,591
Allowance for loan losses of which collectively evaluated for impairment		138,194		145,148
Loans	[2]	58,704,366		59,385,962
Loans of which individually evaluated for impairment	[2]	598,269		634,049
Loans of which collectively evaluated for impairment	[2]	58,106,097		58,751,913
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		44,221	60,469
Provision (credit) for loan losses		(7,983)	(10,052)
Charge-offs		(1,016)	(1,251)
Recoveries		4,725	634
Net charge-offs		3,709	(617)
Balance at end of fiscal year		39,947	49,800
Allowance for loan losses of which individually evaluated for impairment		3,441		3,829
Allowance for loan losses of which collectively evaluated for impairment		36,506		40,392
Loans	[2]	12,017,580		12,414,453
Loans of which individually evaluated for impairment	[2]	24,472		24,768
Loans of which collectively evaluated for impairment	[2]	11,993,108		12,389,685
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period		39,287	36,613
Provision (credit) for loan losses		(571)	6,204
Charge-offs		(3,812)	(6,173)
Recoveries		2,139	1,375
Net charge-offs		(1,673)	(4,798)
Others	[1]	(4,813)	197
Balance at end of fiscal year		32,230	¥ 38,216
Allowance for loan losses of which individually evaluated for impairment		10,803		12,521
Allowance for loan losses of which collectively evaluated for impairment		21,427		26,766
Loans	[2]	5,810,270		5,922,110
Loans of which individually evaluated for impairment	[2]	62,043		63,280
Loans of which collectively evaluated for impairment	[2]	¥ 5,748,227		¥ 5,858,830

[1]	Others includes primarily foreign exchange translation.
[2]	Amounts represent loan balances before deducting unearned income and deferred loan fees.